Financial Risk Management - Net Monetary Position (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Financial Risk Management
Percentage of reasonably possible increase in risk assumption			10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption					10.00%	10.00%
Hypothetical foreign exchange gain	$ 915,996	$ 6,345,797
Euros
Financial Risk Management
U.S. dollar equivalent monetary assets			$ 22.9		$ 17.7
U.S. dollar equivalent monetary liabilities			(25.4)		(1.4)
Swiss francs
Financial Risk Management
U.S. dollar equivalent monetary assets			22.9		17.7
U.S. dollar equivalent monetary liabilities			(25.4)		(1.4)
Foreign currency risk
Financial Risk Management
U.S. dollar equivalent monetary assets			2,319.9		785.1
U.S. dollar equivalent monetary liabilities			(4,428.1)		(5,180.8)
Net liability position			(2,108.2)		(4,395.7)
Long-term debt designated as a hedging instrument of the Group's investments in TelevisaUnivision (formerly known as UH II) and the investment in Open-Ended Fund
Financial Risk Management
U.S. dollar equivalent monetary liabilities			$ (2,578.5)	$ (50,219,558)	$ (1,300.6)	$ (26,666,715)